Retirement Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
Retirement Plans
The Company has a defined contribution plan which covers substantially all eligible domestic employees and provides for varying levels of employer matching. Company contributions to this plan were $2.6 million, $1.7 million and $1.4 million for 2014, 2013 and 2012, respectively. The increase in contributions in 2014 compared to 2013 is primarily attributable to the effect of the August 2013 acquisition described in Note 3.
Two of the Company’s foreign subsidiaries have defined benefit pension plans, one plan covering certain of its U.K. employees (the “U.K. Plan”) and the other covering certain of its Norwegian employees (the “Norwegian Plan”). As the Norwegian Plan represents approximately three percent of both the Company’s total pension plan liabilities and total pension plan assets, only the schedules of net periodic pension cost and changes in benefit obligation and plan assets include combined amounts from the two plans, while all other assumption, detail and narrative information relates solely to the U.K. Plan.
Benefits for the U.K. Plan are based on the average of the employee’s salary for the last three years of employment. Prior to plan amendments in 2013, the employee contributed 6.5% to 12.0% and the employer contributes up to 12.0% of pay. In accordance with plan amendments, accruals for future benefits under the U.K. Plan have ceased effective November 1, 2013, with the affected employees transitioning to the subsidiary’s defined contribution plan. As a result, the Company incurred a curtailment loss of $0.3 million that was recognized as part of net pension cost during the year ended December 31, 2013. Plan assets are primarily invested in unitized pension funds managed by U.K. registered fund managers. The most recent valuation of the U.K. Plan was performed as of December 31, 2014. Estimated defined benefit pension plan contributions for 2015 are expected to be approximately $1.7 million. The Company expects future plan contributions will increase by approximately 3% per year, in accordance with certain funding commitments.
Pension benefit costs and liabilities are dependent on assumptions used in calculating such amounts. The primary assumptions include factors such as discount rates, expected investment return on plan assets, mortality rates and retirement rates. The discount rate assumption used to determine end of year benefit obligations was 3.7%. These rates are reviewed annually and adjusted to reflect current conditions. These rates are determined appropriate based on reference to yields. The expected return on plan assets of 5% for 2015 is derived from detailed periodic studies, which include a review of asset allocation strategies, anticipated future long-term performance of individual asset classes, risks (standard deviations) and correlations of returns among the asset classes that comprise the plans’ asset mix. While the studies give appropriate consideration to recent plan performance and historical returns, the assumptions are primarily long-term, prospective rates of return. Mortality and retirement rates are based on actual and anticipated plan experience. In accordance with U.S. GAAP, actual results that differ from the assumptions are accumulated and amortized over future periods and, therefore, generally affect recognized expense and the recorded obligation in future periods. While management believes that the assumptions used are appropriate, differences in actual experience or changes in assumptions may affect the pension obligation and future expense.
Net pension cost included the following components for the years ended December 31, (in thousands):

	2014	2013	2012
Net periodic pension cost:
Service cost	$300	$778	$1,032
Interest cost	4,042	3,482	3,588
Expected return on plan assets	(4,351)	(3,555)	(3,174)
Amortization of prior service credit	—	(96)	(97)
Amortization of net actuarial loss	495	1,350	941
Curtailment loss	—	317	—
Net periodic pension cost	$486	$2,276	$2,290

The weighted average assumptions used to determine benefit obligations at December 31, are as follows:

	2014	2013
Discount rate	3.7%	4.6%
Rate of compensation increase[1]	Not applicable	Not applicable
Inflation	2.9%	3.3%

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[1]	Not applicable due to plan curtailment.
The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, are as follows:

	2014	2013
Discount rate	4.6%	4.3%
Expected long-term return on plan assets	6.2%	5.7%
Rate of compensation increase[1]	Not applicable	2.7%
Inflation	3.3%	2.7%

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[1]	Not applicable for the year ended December 31, 2014 due to plan curtailment.
The plan actuary determines the expected return on plan assets based on a combination of expected yields on equity securities and corporate bonds and considering historical returns.
The expected long-term rate of return on plan assets is determined based on the weighted average of expected returns on asset investment categories as follows: 5.0% overall, 6.4% for equities and 2.4% for debt securities.
The following table sets forth the changes in the benefit obligation and plan assets for the years ended December 31, (in thousands):

	2014	2013
Projected benefit obligation:
Beginning of year	$90,445	$85,058
Service cost	300	778
Interest cost	4,042	3,482
Participants’ contributions	—	194
Actuarial loss (gain)	8,371	2,211
Benefits paid	(3,829)	(3,468)
Curtailment loss	—	618
Foreign currency translation adjustment and other	(6,004)	1,572
End of year	93,325	90,445
Fair value of plan assets:
Beginning of year	72,540	66,522
Actual gain on plan assets	9,993	5,980
Employer contributions	2,028	2,227
Participants’ contributions	—	194
Benefits paid	(3,829)	(3,468)
Foreign currency translation adjustment	(4,522)	1,085
End of year	76,210	72,540
Excess projected obligation under (over) fair value of plan assets at end of year	$(17,115)	$(17,905)
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss	$22,180	$21,524
Prior service cost (credit)	—	—
Net amount recognized in accumulated other comprehensive loss	$22,180	$21,524

The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year are $0.5 million for the defined benefit pension plan.
The accumulated benefit obligation for the U.K. Plan was $90.4 million and $87.8 million at December 31, 2014 and 2013, respectively. The U.K. Plan has had no new participants added since the plan was frozen in 1994. Additionally, as noted above, accruals for future benefits under the plan ceased effective November 1, 2013.
At December 31, 2014, expected future benefit payments, which reflect expected future service, are as follows for the years ended December 31, (in thousands):

2015	$3,220
2016	3,458
2017	3,714
2018	3,803
2019	4,146
2020-2024	25,093
Total	$43,434

The following table summarizes the plan assets of the U.K. Plan measured at fair value on a recurring basis (at least annually) as of December 31, (in thousands):

Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2) (a)	Significant Unobservable Inputs (Level 3) (a)
2014:
Cash	$572	$572	$—	$—
Equity securities:
U.K. equity (b)	13,424	—	13,424	—
U.S. equity index (c)	3,468	—	3,468	—
European equity index (d)	3,229	—	3,229	—
Pacific rim equity index (e)	2,565	—	2,565	—
Japanese equity index (f)	2,026	—	2,026	—
Emerging markets equity index (g)	2,066	—	2,066	—
Diversified growth fund (h)	13,859	—	13,859	—
Global absolute return fund (i)	6,916	—	6,916	—
Fixed income securities:
Cash fund (j)	3,482	—	3,482	—
U.K. government fixed income securities (k)	9,649	—	9,649	—
U.K. government index-linked securities (l)	12,953	—	12,953	—
Total as of December 31, 2014	$74,209	$572	$73,637	$—

2013:
Cash	$555	$555	$—	$—
Equity securities:
U.K. equity (b)	14,533	—	14,533	—
U.S. equity index (c)	3,596	—	3,596	—
European equity index (d)	3,677	—	—	3,677
Pacific rim equity index (e)	2,476	—	—	2,476
Japanese equity index (f)	2,254	—	—	2,254
Emerging markets equity index (g)	2,087	—	—	2,087
Diversified growth fund (h)	14,357	—	—	14,357
Fixed income securities:
Corporate bonds (m)	13,592	—	—	13,592
U.K. government fixed income securities (n)	2,694	—	2,694	—
U.K. government index-linked securities (o)	10,694	—	10,694	—
Total as of December 31, 2013	$70,515	$555	$31,517	$38,443
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a)
The net asset value of the commingled equity and fixed income funds are determined by prices of the underlying securities, less the funds’ liabilities, and then divided by the number of shares outstanding. As the funds are not traded in active markets, the commingled funds are classified as Level 2 or Level 3 assets. The net asset value is corroborated by observable market data (e.g., purchase or sale activities) for Level 2 assets.

b)	This category includes investments in U.K. companies and aims to achieve a return that is consistent with the return of the FTSE All-Share Index.

c)	This category includes investments in a variety of large and small U.S. companies and aims to achieve a return that is consistent with the return of the FTSE All-World USA Index.

d)
This category includes investments in a variety of large and small European companies and aims to achieve a return that is consistent with the return of the FTSE All-World Developed Europe ex-U.K. Index.

e)
This category includes investments in a variety of large and small companies across the Australian, Hong Kong, New Zealand and Singapore markets and aims to achieve a return that is consistent with the return of the FTSE-All-World Developed Asia Pacific ex-Japan Index.

f)	This category includes investments in a variety of large and small Japanese companies and aims to achieve a return that is consistent with the return of the FTSE All-World Japan Index.

g)	This category includes investments in companies in the Emerging Markets to achieve a return that is consistent with the return of the IFC Investable Index ex-Malaysia.

h)
This category includes investments in a diversified portfolio of equity, bonds, alternatives and cash markets and aims to achieve a return that is consistent with the return of the Libor GBP 3 month +3% Index.

i)
This category includes investments in a diversified portfolio of equity and bonds combined with investment strategies based on advanced derivative techniques and aims to achieve a return over rolling three-year periods equivalent to cash plus 5% per year, gross of fees.

j)
This category includes investments in British pound sterling-denominated money market instruments and fixed-income securities issued by governments, corporations or other issuers which may be listed or traded on a recognized market.

k)	This category includes investments in funds with the objective to provide a leveraged return to U.K. government fixed income securities (gilts) that have maturity dates in 2040 and 2052.

l)
This category includes investments in funds with the objective to provide a leveraged return to various U.K. government indexed-linked securities (gilts), with maturity periods ranging from 2022 to 2062. The funds invest in U.K. government bonds and derivatives.

m)
This category includes investment grade corporate bonds denominated in British pound sterling and aims to achieve a return consistent with the iBoxx £ Non-Gilts Over 15 Years Index. This index consists of bonds with a maturity period of 15 years or longer.

n)
This category includes investments in U.K. government fixed income securities (gilts) that have a maturity period of 25 years or longer and aims to achieve a return consistent with the FTSE UK Gilt Over 25 Years Index.

o)
This category includes investments in U.K. government index-linked securities (index-linked gilts) that have a maturity period of 5 years or longer and aims to achieve a return consistent with the FTSE UK Gilts Index-Linked Over 5 Years Index and the FTSE UK Gilts Index-Linked Over 25 Years Index.

The following table sets forth a summary of changes in the fair value of the Level 3 assets for the year ended December 31, 2014:

Balance at December 31, 2013	$38,443
Transfers out	(38,443)
Purchases	—
Sales	—
Gain (loss)	—
Foreign currency adjustments	—
Balance at December 31, 2014	$—

Based on an assessment of the observability of the inputs used in the measurement of fair value of the plan assets, the Company transferred all Level 3 assets to Level 2 assets during the year ended December 31, 2014. There were no transfers related to the Company’s Level 3 assets during the year ended December 31, 2013.
Investment objectives for the U.K. Plan, as of December 31, 2014, are to:

•	optimize the long-term return on plan assets at an acceptable level of risk

•	maintain a broad diversification across asset classes

•	maintain careful control of the risk level within each asset class
The trustees of the U.K. Plan have established a long-term investment strategy comprising global investment weightings targeted at 65% (range of 60% to 70%) for equity securities/diversified growth funds and 35% (range of 30% to 40%) for debt securities. Diversified growth funds are actively managed absolute return funds that hold a combination of debt and equity securities. Selection of the targeted asset allocation was based upon a review of the expected return and risk characteristics of each asset class, as well as the correlation of returns among asset classes. Actual allocations to each asset class vary from target allocations due to periodic investment strategy changes, market value fluctuations and the timing of benefit payments and contributions.
The following table sets forth the weighted average asset allocation and target asset allocations for the years ended December 31, by asset category, as of the measurement dates of the plan:

	Asset Allocations		Target Asset Allocations
	2014	2013	2014	2013
Equity securities and diversified growth funds[1]	64.1%	60.9%	65.0%	60.0%
Debt securities[2]	35.1%	38.3%	35.0%	40.0%
Other	0.8%	0.8%	—%	—%
Total	100.0%	100.0%	100.0%	100.0%
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[1]	Diversified growth funds refer to actively managed absolute return funds that hold a combination of equity and debt securities.

[2]	Includes investments in funds with the objective to provide leveraged returns to U.K. government fixed income securities and U.K. government indexed-linked securities.